Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.00%	2.75%	3.40%
Cash balance interest crediting rate	3.00%	3.00%	3.00%
Expected return on plan assets	6.50%	6.50%	7.25%
Rate of compensation increase	3.56%	3.56%	3.56%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.37%	2.37%	2.80%
Expected return on plan assets	6.50%		3.50%
Net Periodic Benefit Cost Assumptions [Member] | Prior to age 65 [Member]
Health care cost trend rate
Health care cost trend rate	5.75%	5.75%	6.25%
Net Periodic Benefit Cost Assumptions [Member] | After age 65 [Member]
Health care cost trend rate
Health care cost trend rate	5.75%	5.75%	6.25%